Average Annual Total Returns - FidelityAdvisorDiversifiedStockFund-OPRO - FidelityAdvisorDiversifiedStockFund-OPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2023
Fidelity Advisor Diversified Stock Fund - Class O | Return Before Taxes
Average Annual Return:
Past 1 year	(19.79%)
Past 5 years	9.79%
Past 10 years	12.13%
Fidelity Advisor Diversified Stock Fund - Class O | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.38%)
Past 5 years	7.46%
Past 10 years	10.16%
Fidelity Advisor Diversified Stock Fund - Class O | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.59%)
Past 5 years	7.57%
Past 10 years	9.71%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%